Condensed Financial Information of the Parent Company Only - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from bank subsidiaries	$ 23,687	$ 23,325
Deferred tax asset	6,204	6,364
Other assets	8,277	8,902
Total assets	1,481,682	1,429,216
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	13,479	13,051
Stockholders' equity	99,414	91,371	$ 91,017	$ 87,286
Total liabilities and stockholders' equity	1,481,682	1,429,216
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Assets
Cash and due from bank subsidiaries	1,334	1,415
Investment in bank-issued trust preferred securities	1,374	1,486
Investment in subsidiaries	152,735	144,589
Deferred tax asset	1,307	1,677
Other assets	403	133
Total assets	157,153	149,300
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	8,253	8,443
Stockholders' equity	99,414	91,371
Total liabilities and stockholders' equity	$ 157,153	$ 149,300